Property, plant and equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, plant and equipment
Property, plant and equipment

		December 31,
(Millions of dollars)	Useful Lives (Years)	2015	2014
Land	—	$644	$665
Buildings and land improvements	20-45	7,242	7,119
Machinery, equipment and other	3-10	15,686	15,516
Software	3-7	1,636	1,455
Equipment leased to others	1-10	5,728	5,596
Construction-in-process	—	1,041	1,221
Total property, plant and equipment, at cost		31,977	31,572
Less: Accumulated depreciation		(15,887)	(14,995)
Property, plant and equipment–net		$16,090	$16,577

We had commitments for the purchase or construction of capital assets of approximately $224 million at December 31, 2015.

Assets recorded under capital leases: [1]
	December 31,
(Millions of dollars)	2015	2014
Gross capital leases [2]	$124	$111
Less: Accumulated depreciation	(44)	(52)
Net capital leases	$80	$59

[1]	Included in Property, plant and equipment table above.

[2]	Consists primarily of machinery and equipment.

At December 31, 2015, scheduled minimum rental payments on assets recorded under capital leases were:

(Millions of dollars)
2016	2017	2018	2019	2020	Thereafter
$7	$24	$7	$7	$8	$31

Equipment leased to others (primarily by Cat Financial):
	December 31,
(Millions of dollars)	2015	2014
Equipment leased to others–at original cost	$5,728	$5,596
Less: Accumulated depreciation	(1,571)	(1,565)
Equipment leased to others–net	$4,157	$4,031

At December 31, 2015, scheduled minimum rental payments to be received for equipment leased to others were:

(Millions of dollars)
2016	2017	2018	2019	2020	Thereafter
$886	$573	$352	$177	$75	$61